Expense Example - FidelitySeriesHighIncomeFund-PRO - FidelitySeriesHighIncomeFund-PRO - Fidelity Series High Income Fund - Fidelity Series High Income Fund	Nov. 08, 2023 USD ($)
Expense Example:
1 year	$ 10
3 years	32
5 years	65
10 years	$ 165